Document and Entity Information	Jul. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-09587
Entity Registrant Name	ELECTRO-SENSORS, INC.
Entity Central Index Key	0000351789
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	41-0943459
Entity Address, Address Line One	6111 Blue Circle Drive
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343
City Area Code	952
Local Phone Number	930-0100
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	ELSE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false